Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 343,000,000
Previously Paid Amount	0
Total Fee Amount	50,626.8
Total Offset Amount	0
Net Fee	$ 50,626.8